Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
18.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Companies incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Entities incorporated in Hong Kong are subject to Hong Kong profits tax. Under the current Hong Kong Inland Revenue Ordinance, the profits tax rate for the first HK dollar 2,000 of profits of corporations is
8.25%, while profits above that amount
are
subject to the tax rate of 16.5%.
China
On March 16, 2007, the National People’s Congress of the PRC introduced a Corporate Income Tax Law (“CIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to corporate income tax at a uniform rate of
 25%.
Certain enterprises benefit from a preferential tax rate of
 15%
under the CIT Law if they qualify as high and new technology enterprises (“HNTE”).
Withholding tax on undistributed dividends
The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.
The CIT law also imposes a withholding income tax of 10%
on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between the Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than
5% (if the foreign investor owns directly at least 25%
of the shares of the FIE).The Group did not record any dividend withholding tax, as its FIEs have not had any retained earnings.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to
50
% of its research and development expenses in determining its tax assessable profits for the year. The additional tax deduction amount of the research and development expenses has been increased from
50% to 75%, effective from 2018 to

2023
.
Loss by tax jurisdictions:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net loss (income) from PRC operations	995,145	(145,611)	(56,957)
Net loss from non-PRC operations	561,198	3,597,207	3,697,294

Total net loss before tax	1,556,343	3,451,596	3,640,337

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	9,663	31,844	27,018
Deferred tax benefits	(24,339)	(12,508)	(12,827)

Income tax (benefit) expense	(14,676)	19,336	14,191

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019		2020		2021
	RMB		RMB		RMB
PRC statutory tax rate	25.00%		25.00%		25.00%
Effect of different tax rates of subsidiaries operating in other jurisdictions	2.31%		0.89%		0.96%
Preferential tax rates and local tax exemptions	(0.45%	)	(0.22%	)	(0.44%	)
Expenses/losses not deductible for tax purposes	(9.63%	)	(0.71%	)	(0.91%	)
Research and development expenses super deduction	3.30%		2.00%		2.65%
Compensation cost in relation to ordinary shares and options	(11.37%	)	(26.95%	)	(26.36%	)
True up	(0.00%	)	(0.00%	)	(0.04%	)
Effect of change of valuation allowance	(8.22%	)	(0.57%	)	(1.25%	)

Effective tax rate	0.94%		(0.56%	)	(0.39%	)

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets

—Advertising and business promotion expenditure	11,676	5,997
—Impairment loss	182,876	177,368
—Allowance for doubtful accounts	24,026	15,431
—Loan loss provision	23,207	23,985
—Accrued expense	2,309	5,792
—Net operating loss carry forwards	521,022	598,975
—Others	1,204	4,268
Less: valuation allowance	(747,354)	(811,324)

Net deferred tax assets	18,966	20,492

Deferred tax liabilities
—Identifiable intangible assets from business combination	118,783	135,764

Total deferred tax liabilities	118,783	135,764

Movement of valuation allowance

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	599,633	727,508	747,354
Addition	127,875	19,846	63,970

Total	727,508	747,354	811,324

As of December 31, 2020 and 2021, the Group had net operating loss carry forwards of approximately
 RMB2,084
million and RMB2,432 million, which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC, respectively. The loss expired of approximately
 RMB35 million and RMB23
million during the years ended December 31, 2020 and 2021, respectively, and were provided full valuation allowances in prior years. The remaining loss carry forwards will expire during the period from
 2022 to 2030.
The Group believes that for most of its entities, it is more likely than not that the net accumulated operating losses and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided a valuation allowances of
RMB747 million and RMB811 million for these entities’ deferred tax assets as of December 31, 2020 and 2021, respectively.